Stock-based Compensation - Schedule of stock option activity under the Company's equity incentive plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	74,211	64,357
Number of Options Granted	12,461	18,727
Number of Options Exercised	(2,519)	(424)
Number of Options Forfeited	(2,312)	(4,780)
Number of Options Cancelled		(2,403)
Number of Options Expired	(384)	(1,266)
Number of Options Outstanding, Ending	81,457	74,211
Number of Options Exercisable	45,777	39,510
Weighted–Average Exercise Price Outstanding, Beginning	$ 0.39	$ 0.42
Weighted–Average Exercise Price Granted	4.26	0.31
Weighted–Average Exercise Price Exercised	0.37	0.41
Weighted–Average Exercise Price Forfeited	0.4	0.42
Weighted–Average Exercise Price Cancelled		0.45
Weighted–Average Exercise Price Expired	0.41	0.39
Weighted–Average Exercise Price Outstanding, Ending	0.98	0.39
Weighted–Average Exercise Price Exercisable	$ 0.41	$ 0.41
Weighted- Average Remaining Contractual Life Outstanding	7 years 6 months	7 years 7 months 6 days
Weighted- Average Remaining Contractual Life Exercisable	6 years 4 months 24 days	6 years 7 months 6 days
Aggregate Intrinsic Value Outstanding	$ 398,748	$ 8,729
Aggregate Intrinsic Value Exercisable	$ 250,511	$ 4,146